Employee benefit plans - Information about fair value of plan assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 202,368		¥ 208,523		¥ 219,869
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		19,954		24,713
Level 1 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]
Level 1 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		19,954		24,713
Level 1 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]
Level 1 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		114,444		118,567
Level 2 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	584		1,545
Level 2 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	10,026		10,535
Level 2 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		74,968		75,067
Level 2 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		28,866		31,420
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		29,878		29,714		43,343
Level 3 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		9,139	[1]	9,418	[1]	16,321
Level 3 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		20,739	[2],[3]	20,296	[2],[3]	¥ 27,022
Level 3 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Fair value [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		164,276		172,994
Fair value [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	9,723		10,963
Fair value [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		19,954		24,713
Fair value [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	30,765		30,831
Fair value [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		74,968		75,067
Fair value [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 28,866		¥ 31,420

[1]	Includes corporate type equity investments.
[2]	Certain plan assets that are carried at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2025 and 2026, the fair value of these assets was ¥35,529 million and ¥38,092 million, respectively.
[3]	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.